Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

Our consolidated financial statements include the accounts of Nobilis and its subsidiaries. Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies through ownership of more than one half of the voting rights or by determining that the subsidiary is a variable interest entity (“VIE”) that requires consolidation. A reporting entity with a controlling financial interest in a VIE will have both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb the losses of the VIE that could potentially be significant to the VIE or the right to receive benefit from the VIE that could potentially be significant to the VIE. See note 17 for details. All significant intercompany accounts are eliminated in consolidation.

Use of Accounting Estimates

Use of Accounting Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. Retroactively calculated third-party contractual adjustments are accrued on an estimated basis in the period in which the related services are rendered. Net patient service revenue is adjusted as required in subsequent periods based on final settlements and collections.

Cash

Cash

We maintain our cash in bank deposit accounts that at times, may exceed federally insured limits. We have not experienced any losses in such accounts, and we believe we are not exposed to any significant credit risks on cash. At December 31, 2014 and 2013, our cash exceeded what is federally insured.

Patient and Net Professional Fees

Patient and Net Professional Fees

Patient and net professional fees is reported at the estimated net realizable amounts from patients, third-party payors, and others for services rendered.

The amounts actually collected by the Company from third-party payors, including private insurers, are variable, even for identical procedures performed. An additional factor in the determination of patient and net professional fees is the Company’s payor mix, as between private health insurance plans, workers’ compensation, directly from patients, and from government payor plans. Management reviews and evaluates historical payment data, payor mix and current economic conditions on a periodic basis and adjusts the estimated collections as a percentage of gross billings (which are used to determine patient and net professional fees) as required in subsequent periods based on final settlements and collections.

Revenue is recognized upon the performance of the patient service and when ultimate collection is measurable and reasonably assured.

Contracted Marketing Revenues

Contracted Marketing Revenues

Contracted marketing revenue is comprised of payments from hospitals, ASC’s and other ancillary service providers through marketing services agreements. The services include licensing, marketing, patient intake, patient outcome assessments and educational services. Revenue is recognized on a gross basis upon the performance of the marketing service and when ultimate collection is measurable and reasonably assured. Costs associated with the performance of these services is recorded in cost of revenue in the consolidated statement of earnings.

Factoring Revenues

Factoring Revenues

Factoring revenue is comprised of revenue generated from certain accounts receivables which are purchased from third parties through the regular course of business. Purchase price is determined either by a flat fee per case, as dictated per the agreement, or as a percentage of final collections. At the time of purchase, the Company assumes all financial risk and incurs all costs related to collections without any recourse to the third party seller. Revenue is recognized based upon the date of the original service associated with the receivable.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of net patient service revenues and factoring revenues recorded at net realizable value and contracted marketing revenues recorded at the fees due from the facilities for marketing services performed.

On a periodic basis, we evaluate receivables based on the age of the receivable, history of past collections and current credit and economic conditions and adjust the carrying value accordingly. An account is written off when it is determined that all collection efforts have been exhausted. The Company does not accrue finance or interest charges on accounts receivable. An allowance for uncollectible patient receivables balances, including receivables from non-partner surgeons, is maintained at a level which the Company believes is adequate to absorb possible losses.

Medical Supplies

Medical Supplies

Medical supplies consist of various surgical supplies and medications and are valued at the lower of cost or market on the first-in, first-out method. The market value of inventories is determined based on the estimated selling price in the ordinary course of business less the estimated costs of sale, and a reasonable profit margin based on the effort required sell the inventories. The Company had no write-downs for medical supplies for the years ended December 31, 2014 or 2013.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Property under capital leases and the related obligation for future lease payments are initially recorded at an amount equal to the lesser of fair value of the property and equipment or the present value of the future lease payments. Leasehold improvements are amortized over the lesser of the estimated useful life of the asset or the term of the lease. Maintenance and repairs are charged to operations when incurred.

We evaluate our long-lived assets for possible impairment annually or whenever events or changes in circumstances indicate that the carrying amount of the asset, or related group of assets, may not be recoverable from estimated future undiscounted cash flows. If the estimated future undiscounted cash flows are less than the carrying value of the assets, we calculate the amount of impairment if the carrying value of the long-lived assets exceeds the fair value of the assets. The fair value of the assets is estimated based on appraisals, established market values of comparable assets or internal estimates of future net cash flows expected to result from the use and ultimate disposition of the asset. The estimates of these future cash flows are based on assumptions and projections we believe to be reasonable and supportable. They require our subjective judgments and take into account assumptions about revenue and expense growth rates. These assumptions may vary by type of facility and presume stable, improving or, in some cases, declining results at our hospitals, depending on their circumstances.

We report long-lived assets to be disposed of at the lower of their carrying amounts or fair values less costs to sell. In such circumstances, our estimates of fair value are based on appraisals, established market prices for comparable assets or internal estimates of future net cash flows. Gains and losses on disposals of property and equipment are determined by comparing the proceeds from disposal with the net carrying amount of property and equipment, and are recognized within other expense (income) in the consolidated statement of earnings.

The estimated useful lives for depreciation purposes are as follows:

Property and Equipment	Estimated Useful Lives
Telephone equipment	7 Years
Computer hardware	5 Years
Computer software	3-5 Years
Furniture and office equipment	7 Years
Medical equipment	5 Years
Leasehold improvements	Estimated usefule life or lease term

Investments in Associates

Investments in Associates

Investments in associates which are not consolidated, but over which the Company exercises significant influence, are accounted for under the equity method of accounting. Whether or not the Company exercises significant influence with respect to an associate depends on an evaluation of several factors including, among others, representation on the associate’s board of directors, involvement in operations, and ownership level. Under the equity method of accounting, the associate’s accounts are not reflected within the Company’s consolidated balances sheets and statements of earnings; however, the Company’s share of the earnings or losses of the associate is reflected in other expense (income) in the consolidated statements of earnings. The Company’s carrying value in an equity method investment is reflected in investments in associates in the consolidated balance sheets.

When the Company’s carrying value in an equity method investment is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company guaranteed obligations of the associate or has committed additional funding. When the associate subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Investments in associates which are not accounted for under the equity method of accounting are accounted for under the cost method of accounting and are initially recognized at cost. Distributions received from an associate are recorded as other expense (income) in the consolidated statements of earnings. Under this method, the Company’s share of the earnings or losses of the associates is not included in the consolidated balance sheets or consolidated statements of earnings. However, the investments are reviewed for impairment at least annually and any impairment loss that is other than temporary is recognized in the consolidated statements of earnings. If circumstances suggest that the value of the associate has subsequently recovered, such recovery is not recorded. At December 31, 2014, the investments are not considered impaired.

Goodwill and Intangibles

Goodwill and Intangibles

Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of an acquired subsidiary on the date of acquisition. Goodwill is reviewed for impairment on an annual basis or more frequently if events or circumstances indicate potential impairment. The Company’s goodwill evaluation is based on both qualitative and quantitative assessments regarding the fair value of goodwill relative to its carrying value. The Company assesses qualitative factors to determine if its sole reporting unit’s fair value is more likely than not to exceed its carrying value, including goodwill. In the event the Company determines that it is more likely than not that its reporting unit’s fair value is less than its carrying amount, quantitative testing is performed comparing recorded values to estimated fair values. Estimates of fair value are based on appraisals, established market prices for comparable assets or internal estimates of future net cash flows. If the fair value exceeds the carrying value, goodwill is not impaired. If the carrying value exceeds the fair value, an impairment charge is recognized through a charge to operations based upon the excess of the carrying value of goodwill over the implied fair value.

Indefinite life intangible assets consisting of trade names, trademarks, Medicare licenses, and an unfavorable lease, are not amortizable; however, are evaluated for impairment on an annual basis. Definite live intangible assets consisting of non-compete agreements, internally developed software, trade secret methodology and physician relationships, are carried at cost less accumulated amortization, which is calculated on a straight-line basis over a period of five to 20 years depending on the asset’s useful life.

Advertising and Marketing Costs

Advertising and Marketing Costs

Advertising costs are expensed as they are incurred. Advertising expense for the years ended December 31, 2014 and 2013 was $9.9 million and $3.2 million, respectively. The Company utilizes many media outlets for marketing to patients which include internet, TV, radio, print, seminar and billboard advertising.

Income Taxes

Income Taxes

The tax expense for the period comprises current and deferred tax. Tax expense is recognized in the consolidated statement of earnings, except to the extent that it relates to items recognized directly in equity. For items recognized directly in equity, the tax expense is also recognized in equity.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary difference can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Under U.S. GAAP, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty (50) percent likelihood of being realized upon ultimate settlement. The Company annually evaluates tax positions to determine the need for any additional disclosures in accordance with U.S. GAAP, including de-recognition, classification, interest and penalties on income taxes and accounting in interim periods.

Leases

Leases

Certain leases are classified as capital leases whenever the terms of the lease transfer substantially all of the risks and rewards of ownership to the lessee. Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the consolidated statement of earnings on a straight-line basis over the period of the lease as rent expense.

Foreign Currency

Foreign Currency

Items included in the consolidated financial statements for each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Currently, all of the Company’s activities are measured using the U.S. Dollar (“USD”). The consolidated statements are presented in USD, the Company’s reporting currency.

From time to time monetary assets and liabilities may be denominated in foreign currency, and, if so, will be translated at the exchange rate in effect as the statement of financial position date, with resulting gains or losses included within the consolidated statement of comprehensive income. Revenues and expenses denominated in foreign currencies are translated into USD at the average foreign currency exchange rate for the period.

Share Based Compensation

Share Based Compensation

The Company recognizes all stock-based payments to employees, including grants of employee stock options, in the consolidated financial statements based on their grant-date fair values in accordance with U.S GAAP. The Company values its stock options awarded using the Black-Scholes option pricing model. Restricted stock awards are valued at the grant date closing market price. Stock based compensation costs are recognized over the vesting period, which is the period during which the employee is required to provide service in exchange for the award. Stock-based compensation paid to non-employees are valued at the fair value at the applicable measurement date and charged to expense as services are rendered.

Net Income Per Common Share

Net Income Per Common Share

We calculate net income per common share by dividing net income available for common shareholders by the weighted average number of common shares outstanding during the period. Fully diluted income per share is computed using the weighted average number of common and potential common shares outstanding during the period. Potential common shares include those that may be issued upon redemption of units granted under the Company’s RSU and Share Option Plans.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting stockholder’s equity that are excluded from net income, such as unrealized gains and losses on available-for-sale investments, foreign currency translation gains and losses and minimum pension liability. The Company’s other comprehensive income represents foreign currency translation adjustments.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests are classified in the consolidated statements of earnings as part of consolidated net income and the accumulated amount of noncontrolling interest in the consolidated balance sheets as part of shareholders’ equity. Changes in the ownership interest in a consolidated subsidiary that does not result in a loss of control are accounted for as an equity transaction. If a change in ownership of a consolidated subsidiary results in a loss of control and deconsolidation, any retained ownership interests are remeasured with the gain or loss reported in net earnings.

Segment Reporting

Segment Reporting

The Company reports segment information based on how the chief operating decision maker, along with other members of management, organize and utilize financial and operational data in determining how to allocate resources and assess performance.

Effective December 1, 2014, the Company’s business lines are classified into two reportable business segments which include a medical services segment and a marketing and factoring segment. The medical services segment provides the operation of hospitals, outpatient facilities and other various related health care services. The marketing and factoring segment provides direct to consumer marketing efforts which educate patients on their healthcare options. Factoring activities are included in the marketing segment, as such activities only pertain to patients which are acquired through the marketing efforts of Athas.

We evaluate performance based on income from operations of the respective business units prior to the allocation of corporate office expenses. Transactions between segments are eliminated in consolidation. Our corporate office provides general and administrative as well as support services to our two revenue-generating segments. Management allocates costs between segments for selling, general and administrative expenses and depreciation expense.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued new guidance that introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. This standard is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In June 2014, the FASB issued amended guidance on the accounting for certain share-based employee compensation awards. The amended guidance applies to share-based employee compensation awards that include a performance target that affects vesting when the performance target can be achieved after the requisite service period. These targets are to be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award and compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company does not expect adoption will have a material impact on its consolidated financial statements.

In February 2015, the FASB issued amended guidance on the consolidation of legal entities including limited partnerships and limited liability corporations. The guidance modifies the consolidation models to be analyzed in determining whether a reporting entity should consolidate certain types of legal entities. The guidance must be applied using on of two retrospective application methods and will be effective for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Company does not expect adoption will have a material impact on its consolidated financial statements.